Associates and Joint Ventures - Summary of Financial Information of the Group's Associates and Joint Ventures (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue	[1]	£ 24,492		£ 14,130
Profit/(loss) before taxation		8,351		6,245
Post-tax results of associates and joint ventures		6,210		4,839
Other comprehensive income		3,214		1,587
Total comprehensive income		9,424		6,426
Associates And Joint Ventures
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		7,235	£ 14,085	16,491
Profit/(loss) before taxation		2,120	4,063	8,902
Post-tax results of associates and joint ventures		1,418	2,600	5,605
Other comprehensive income		(110)	(738)	3,659
Total comprehensive income		1,308	1,862	9,264
ITC Ltd.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		5,072	6,607	5,350
Profit/(loss) before taxation		2,059	2,054	1,743
Post-tax results of associates and joint ventures		1,373	1,362	1,114
Other comprehensive income		(110)	(135)	712
Total comprehensive income		1,263	1,227	1,826
Other Associates
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		2,163	1,953	1,917
Profit/(loss) before taxation		61	(8)	48
Post-tax results of associates and joint ventures		45	(23)	34
Other comprehensive income			(8)	(178)
Total comprehensive income		£ 45	(31)	(144)
Reynolds American Inc.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue			5,525	9,224
Profit/(loss) before taxation			2,017	7,111
Post-tax results of associates and joint ventures			1,261	4,457
Other comprehensive income			(595)	3,125
Total comprehensive income			£ 666	£ 7,582

[1]	Revenue is net of duty, excise and other taxes of £38,553 million, £37,780 million and £32,136 million for the years ended 31 December 2018, 2017 and 2016, respectively.